Income Taxes - Change in Gross Unrecognized Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of gross unrecognized income tax benefits
Unrecognized tax benefits at beginning of period	$ 27,545	$ 8,595	$ 5,890
Gross increases – tax positions in prior period	44	1,443	955
Gross increases – tax positions in current period	0	18,472	2,543
Gross decreases – tax positions in prior period	(1,724)	(671)	(176)
Lapse of Statute of Limitations	(4,518)	(294)	(617)
Unrecognized tax benefits at end of period	$ 21,347	$ 27,545	$ 8,595